Capital Management, Corporate Governance Transparency Policy and Risk Management (Tables)	12 Months Ended
Dec. 31, 2025
Statement [LineItems]
Summary of Banks's Shareholders
As of December 31, 2025, the Bank’s shareholders are:

Full name / corporate name	Participating Interest	Voting Interest
Fideicomiso de Garantía JHB BMA	17.28	19.65
Carballo Delfín Jorge Ezequiel	19.27	20.87
ANSES FGS Law No. 26425	29.76	27.81
Grouped shareholders (Local stock exchanges)	11.21	10.67
Grouped shareholders (Foreign stock exchanges)	22.48	21.00

Summary of Minimum Capital Requirements Measured on Consolidated Basis
The table below shows the minimum capital requirements measured on a consolidated basis, effective for the month of December 2025, along with its integration (computable equity liability) as of the end of such month:

Item	12/31/2025
Minimum capital requirements	1,316,638,136
Computable equity	4,930,959,442

Capital surplus	3,614,321,306

Summary of Allowance for Credit Losses
The following chart shows the composition of loan loss allowances according to the type of financial instrument as of December 31, 2025, and 2024:

Composition	12/31/2025	12/31/2024
Loans and other financing	507,532,406	162,271,441
Loans commitment	25,172,929	10,401,480
Other financial assets	1,374,705	368,228
Other debt securities at amortized cost	971,415	800,929
Other debt securities at fair value through OCI	11	110,160
Financial assets delivered as a guarantee		6,545

Total	535,051,466	173,958,783

Summary of Key Economic Variables or Assumptions

Key Drivers	ECL Scenario	Assigned probabilities	2026	2027	2028
		%	%	%	%
GDP growth %	Base case	70	4.46	4.99	3.51
	Alternative 1 (Downside case)	20	1.96	2.51	2.95
	Alternative 2 (Upside case)	10	5.49	6.01	3.96
Real Wages %	Base case	70	1.96	5.53	3.47
	Alternative 1 (Downside case)	20	0.32	2.01	3.03
	Alternative 2 (Upside case)	10	3.02	6.98	5.02

Summary of Aging Analysis of Performing Loans in Arrears
The following table discloses the risk levels score and rating arising from the Bank’s models:

Category	12/31/2025		12/31/2024
	Weighted PD	% Gross carrying amount	Weighted PD	% Gross carrying amount
Performing	2.14%	93.06%	1.53%	96.83%
High grade	0.77%	78.22%	0.68%	85.76%
Standard grade	4.96%	6.79%	4.56%	6.06%
Sub-standard grade	13.00%	8.05%	12.19%	5.01%
Past due but not impaired	46.40%	4.01%	34.61%	2.05%
Impaired	100.00%	2.93%	100.00%	1.12%

Total		100.00		100.00

Exposure at default (EAD)
The EAD represents the exposure of a financial instrument on the date of the analysis, i.e. the level to which the Bank is exposed to credit risk in the event of a potential default by the counterparty.
To calculate the EAD, segmentation is performed at product level, according to the following differentiation:

•
Products with no exposure certainty: in the case of revolving products (credit cards and saving accounts) in stages 1 and 2, in order to calculate the EAD, it is necessary to estimate a credit conversion factor (CCF). For these transactions, the CCF represents the average percentage of exposure increase that may be observed in a contract from measurement to default. For these products, in stage 3, no additional increase is considered in the exposure.

•
Products with exposure certainty: in these types of products (generally amortizable loans), future exposure is known because the counterparty cannot increase its exposure beyond what was agreed upon in the contractual schedule. Therefore, the CCF does not apply to these products, and the EAD varies at each moment in time by reflecting the amortization of the loan balance due.

Loss given default (LGD)
LGD is the estimated loss in the case of default. It is based on the difference between all contractual cash flows and the cash flows expected by the lender (i.e., all cash shortfalls), considering the proceeds from the realization of collateral.
It is the supplement to the unit of the recovery rate; that is, the proportion not collected by the Bank with respect to the EAD. Consequently, the amount at default is compared with the present value of the amounts recovered after the date of default.
LGD varies based on the type of counterparty, aging, type of claim and the existence of guarantees securing credits. It is expressed as a percentage of the loss for EAD.
Just as the PDs, to assess the LGD, a distinction is made per customer in individual analyses and per product in the case of customers analyzed collectively. The Bank bases its estimates on the historical information observed regarding the recoveries obtained on customers or default transactions, discounted at the effective interest rate of such agreements and measured upon default.

Once the recovery rates are obtained, this behavior is projected through the triangle method to estimate the periods with less maturity. Finally, the weighted average of the loss for each portfolio is determined.
The LGDs are also amended by the macroeconomic models applied for the prospective vision.
Customers analyzed on an individual basis
:
The Bank’s credit risk impairment assessment model is set to analyze individually all Corporate Portfolio customers, as defined by the BCRA, financial institutions, the public sector and government and private securities.
To make such an assessment, some objective data were defined to analyze whether there is a SICR and to determine whether it should be reclassified to stage 2 or to stage 3 when a default is produced or expected, or whether they should remain in stage 1. Those events comprise mainly material delays in the main credit lines granted, the Bank’s legal action for the assistance granted, the petition for insolvency proceedings or bankruptcy, and past due loans with pending principal, among others.
All the customers subject to the individual analysis are examined on a monthly basis to define the stage, following different criteria for each one of them:
Stage 1: the customers whose individual assessment reflects the following characteristics are deemed included:

•	The financial instruments did not experience significant risk increases.

•	The customer’s cash flow analysis shows that it has the ability to meet all its obligations adequately.

•	It has a liquid financial position, with low level of indebtedness.

•	Cash flows are not subject to drastic changes in the event of major variations in the behavior of own and sector variables.

•	It regularly pays its obligations, even when it suffers minor and insignificant delays.
This stage also includes:

•
The customers previously included in stages 2 or 3 who are verified to have improved their credit risk indicators and meet the parameters defined for stage 1, through an individual analysis at the date of the study, as long as they have stayed a minimum period of 90 days in Stage 2.

Stage 2: this stage includes the customers that, based on the individual analysis of their payment capacity, have a SICR that is not sufficiently severe to set default as defined for stage 3.
Some elements considered upon defining the existence of a significant increase in credit risk are:

•	Profitability, liquidity and solvency indicators that tend to weaken, or some of the indications of impairment:

•	There is a significant increase in payables without a consistent rise in revenues.

•	There is a major decline in operating margins, or existence of operating loss.

•	There are adverse changes in the context that exert a negative effect on future financial flows.

•	There is a drastic decline in demand or negative changes in the business plans.

•	There are significant changes in the value of the guarantees received.

•	The arrears in payment to the Bank are due to current operating or extraordinary circumstances, and a prompt resolution is expected.
This stage also includes:

•	The customers that, having been included in stage 3, improved their credit risk indicators and are no longer at default, but which status prevents them from being reclassified to stage 1.

•	Refinanced customers that have paid at least 20% of the capital owed and also fulfill the rest of the indicators to be considered in Stage 2.

Stage 3: it includes the customers that, after an individual analysis, experience some of the following situations:

•	Significant delays in the main credit lines granted, with no agreement with the Bank.

•	Have been subject to complaints filed the Bank for the recovery of the assistance granted.

•	Filed for insolvency proceedings or went into bankruptcy

•	Refinance their payables systematically and have still not settled over 20% of the refinanced principal.

•	Cash flows analysis shows that it is highly unlikely that the customer may meet all its obligations in the agreed-upon conditions.
The Credit Administration Department analyzes all the portfolio under this approach, with special emphasis on customers in stages 2 and 3 in the previous month and those showing objective data that could evidence the existence of a SICR. The study is supplemented with the macroeconomic context and other news in relation to the performance of customers. Its staging proposal is submitted to the consideration of Corpo and Megra Credit Management, the SME Credit and Corporate Collections Management, which incorporate their own vision of the customer or the activity sector. The final assessment of the stage assigned to each customer is approved by the Collections and Credit Administration Management and is used as an input to estimate the ECL of the customers analyzed on an individual basis.
ECL calculation for customers included in an individual analysis
:
Stage 1: the estimates of the customers classified in stage 1 arise from the parameters under expected credit loss models, whose characteristics are described in the previous sections on PD, EAD and LGD.
Stages 2 and 3: based on the evidence gathered upon the analysis, the Credit Risk Management –considering the level of progress of collection negotiations, as well as the evidence from a potential sale of collateral received or other credit improvements making up the contractual terms– prepares three potential recovery scenarios for each credit transaction of stage 2 and 3 customers, calculating the current value of expected flows for each scenario, which are weighted in view of their probability of occurrence. The expected loss of each transaction is the difference between the book payable of each transaction and the present weighted value of expected cash flows.

52.1.2	Prospective information used in ECL models
The calculation of ECL for risk impairment includes and is adjusted prospectively with respect to the portfolio behavior. To such end, the Bank examines the macroeconomics variables which have an impact on PD and LGD and designed 4 models for the case of PD: Retail, Agro, Pymes (for clients under collective analysis) and Corporate (for clients under individual analysis); and 2 models for the case of LGD: Consumer, and Commercial and Comparable to Consumer.
The main economic variables that impact on the expected losses used to calculate ECL for each economic scenario are changes in GDP and changes in real wages, among others.
As established in IFRS 9, impact is calculated based on the different behavior scenarios of the variables; to such end, a
36-month
estimate on the variables used for the models is requested from a well-known economic consulting firm. This estimate is prepared for three alternative macroeconomic scenarios, to which a likelihood of occurrence is assigned.
Finally, the Bank calculates ECL by applying the alternative scenarios on a weighted basis, which are updated at least on a quarterly basis in each calendar quarter.
The value of the macroeconomic variables used in calculating the forward-looking adjustment is restricted to econometric model calculations and the estimates of the independent consultant in relation to those variables.
The following table shows the estimated values for the main macroeconomic variables used in the models for each scenario (base case, alternative 1 [downside case] and alternative 2 [upside case]), with the assigned probability of occurrence to each scenario:

Key Drivers	ECL Scenario	Assigned probabilities	2026	2027	2028
		%	%	%	%
GDP growth %	Base case	70	4.46	4.99	3.51
	Alternative 1 (Downside case)	20	1.96	2.51	2.95
	Alternative 2 (Upside case)	10	5.49	6.01	3.96
Real Wages %	Base case	70	1.96	5.53	3.47
	Alternative 1 (Downside case)	20	0.32	2.01	3.03
	Alternative 2 (Upside case)	10	3.02	6.98	5.02

52.1.3	Overview of modified and forborne loans
From a risk management point of view, once an asset is forborne or modified, the Bank’s special department for distressed assets continues to monitor the exposure until it is completely and ultimately derecognized.
The amortized cost of loans modified during 2025 and the associated net modification amounted to 127,305,343 and 23,003,607, respectively. The amortized cost of loans modified during 2024 and the associated net modification amounted to 19,797,981 and 632,911, respectively.

52.1.4	Portfolio quality
The table below shows the analysis by aging of performing loans in arrears (in days):

Portfolio Type	12/31/2025
	Delinquent, performing (in days)
	0 to 31	From 32 to 90	From 91 to 180	From 181 to 360	Over 360
Commercial loans	99.5%	0.3%	0.2%	0.0%	0.0%
Commercial loans comparable to consumer	99.9%	0.1%	0.0%	0.0%	0.0%
Consumer loans	100.0%	0.0%	0.0%	0.0%	0.0%

Total	99.8%	0.1%	0.1%	0.0%	0.0%

Portfolio Type	12/31/2024
	Delinquent, performing (in days)
	0 to 31	From 32 to 90	From 91 to 180	From 181 to 360	Over 360
Commercial loans	99.9%	0.1%	0.0%	0.0%	0.0%
Commercial loans comparable to consumer	99.8%	0.2%	0.0%	0.0%	0.0%
Consumer loans	100.0%	0.0%	0.0%	0.0%	0.0%

Total	99.9%	0.1%	0.0%	0.0%	0.0%

Summary of Risk Concentration by Industry for the Components of the Statement of Financial Position
The following table shows the loans and other financing portfolio under credit risk by industry sector, classified by risk stage and identifying the expected loss calculated under individual or collective basis:

	1		2		3	12/31/2025
	Collective	Individual	Collective	Individual
Loans and other financing	6,993,550,270	3,184,636,890	694,845,767	14,715,447	328,099,055	11,215,847,429
Non-financial public sector	4,428,643	224,033,600	410		5,734	228,468,387
Other financial entities	7,692	117,683,476				117,691,168
Non-financial private sector	6,989,113,935	2,842,919,814	694,845,357	14,715,447	328,093,321	10,869,687,874
Individuals	3,348,245,753	106,659,949	379,745,701		184,028,495	4,018,679,898
Manufacturing industry	469,621,688	1,078,617,006	42,236,393	14,715,447	27,614,571	1,632,805,105
Agricultural and cattle industry	1,046,069,698	360,705,523	61,504,492		27,552,144	1,495,831,857
Services	866,315,199	299,297,630	83,494,115		32,512,156	1,281,619,100
Commercial activities	819,665,277	332,923,924	84,257,134		35,399,895	1,272,246,230
Exploration of mines and quarries	43,286,899	310,909,634	3,744,456		5,186,071	363,127,060
Financial intermediation	31,712,252	215,904,481	1,006,156		258,374	248,881,263
Construction activities	136,089,348	54,762,728	16,773,051		7,147,426	214,772,553
Electricity supply and gas	6,218,562	74,861,117	260,636		71,611	81,411,926
Public administration	25,350,916		2,262,287		874,309	28,487,512
Water supply and public sanitation	1,999,246	384,145	95,448		631,727	3,110,566
Education	194,539,097	7,893,677	19,465,488		6,816,542	228,714,804

	1		2		3	12/31/2024
	Collective	Individual	Collective	Individual
Loans and other financing	5,516,752,488	1,964,390,336	205,567,575	19,929,312	87,644,637	7,794,284,348
Non-financial public sector	1,358,433	90,640,716	1,555			92,000,704
Other financial entities	463,333	81,524,149	1,101,518			83,089,000
Non-financial private sector	5,514,930,722	1,792,225,471	204,464,502	19,929,312	87,644,637	7,619,194,644
Individuals	2,838,872,375	62,558,006	105,383,341		44,906,607	3,051,720,329
Manufacturing industry	341,420,065	568,301,470	8,660,309	4,014,452	5,217,426	927,613,722
Agricultural and cattle industry	685,249,467	250,744,282	43,162,743		12,879,445	992,035,937
Services	700,316,343	128,917,284	21,881,289		11,545,165	862,660,081
Commercial activities	572,834,011	248,426,496	16,728,267	15,914,860	9,541,785	863,445,419
Exploration of mines and quarries	35,155,973	227,122,267	1,044,863		135,890	263,458,993
Financial intermediation	26,997,790	194,803,435	207,577		57,337	222,066,139
Construction activities	104,993,766	55,478,524	3,428,608		887,100	164,787,998
Electricity supply and gas	5,625,617	41,403,511	69,948		11,396	47,110,472
Public administration	22,115,027		429,299		326,722	22,871,048
Water supply and public sanitation	1,582,070	391,260	14,845		63	1,988,238
Education	179,768,218	14,078,936	3,453,413		2,135,701	199,436,268

Summary of Collateral and Other Credit Improvements
The following table shows the amounts of guarantees received for the entire portfolio as of December 31, 2025.

Class of financial instrument	Maximum exposure to credit risk	Fair value of collateral						Total collateral	Net exposure	Associated ECL
		Pledges on time deposits	Deferred payment checks	Mortgage on real property	Pledges on vehicles and machinery	Pledges on personal property	Other
Loans and other financing	11,215,847,429	9,066,115	420,667,860	678,765,297	267,361,438	51,607,073	2,076,463,103	3,503,930,886	7,711,916,543	507,532,406
Loans commitment	6,015,801,395	11,877,237		8,915,762	18,972	1,780,604	88,661,125	111,253,700	5,904,547,695	25,172,929
Other debt securities at amortized cost	4,298,632,974								4,298,632,974	971,415
Other financial assets	690,161,950								690,161,950	1,374,705
Other debt securities at fair value through OCI	118,166,384								118,166,384	11

Total	22,338,610,132	20,943,352	420,667,860	687,681,059	267,380,410	53,387,677	2,165,124,228	3,615,184,586	18,723,425,546	535,051,466

•	Guarantees received for the portfolio in Stage 3
The following table shows the amounts of guarantees for the portfolio in Stage 3 as of December 31, 2025.

Class of financial instrument	Maximum exposure to credit risk	Fair value of collateral						Total collateral	Net exposure	Associated ECL
		Pledges on time deposits	Deferred payment checks	Mortgage on real property	Pledges on vehicles and machinery	Pledges on personal property	Other
Loans and other financing	328,099,055		138,757	14,890,931			30,920,700	45,950,388	282,148,667	245,585,902
Loans commitment	115,391								115,391
Other financial assets	1,373,672								1,373,672	1,373,672

Total	329,588,118		138,757	14,890,931			30,920,700	45,950,388	283,637,730	246,959,574

•	Guarantees received for the entire portfolio
The following table shows the amounts of guarantees received for the entire portfolio as of December 31, 2024.

Class of financial instrument	Maximum exposure to credit risk	Fair value of collateral						Total collateral	Net exposure	Associated ECL
		Pledges on time deposits	Deferred payment checks	Mortgage on real property	Pledges on vehicles and machinery	Pledges on personal property	Other
Loans and other financing	7,794,284,348	12,153,965	331,292,575	260,067,366	162,554,671	7,676,386	1,618,620,194	2,392,365,157	5,401,919,191	162,271,441
Loans commitment	5,598,081,210	10,196,171		6,530,875	1,225	2,166,750	63,628,765	82,523,786	5,515,557,424	10,401,480
Other debt securities at amortized cost	3,535,733,359								3,535,733,359	800,929
Other financial assets	660,715,986								660,715,986	368,228
Other debt securities at fair value through OCI	584,781,586								584,781,586	110,160
Financial assets delivered as a guarantee	29,089,363								29,089,363	6,545

Total	18,202,685,852	22,350,136	331,292,575	266,598,241	162,555,896	9,843,136	1,682,248,959	2,474,888,943	15,727,796,909	173,958,783

•	Guarantees received for the portfolio in Stage 3
The following table shows the amounts of guarantees for the portfolio in Stage 3 as of December 31, 2024.

Class of financial instrument	Maximum exposure to credit risk	Fair value of collateral						Total collateral	Net exposure	Associated ECL
		Pledges on time deposits	Deferred payment checks	Mortgage on real property	Pledges on vehicles and machinery	Pledges on personal property	Other
Loans and other financing	87,644,637	224,433	1,966,755	6,809,865			12,891,309	21,892,362	65,752,275	63,863,196
Loans commitment	82,593								82,593

Total	87,727,230	224,433	1,966,755	6,809,865			12,891,309	21,892,362	65,834,868	63,863,196

Summary of Liquidity Ratios Arising from Dividing Net Liquid Assets, Cash and Cash Equivalents by Total Deposits
The following table shows the liquidity ratios during the fiscal years 2025 and 2024, which arise from dividing net liquid assets, made up of cash and cash equivalents, by total deposits.

	2025	2024
December, 31	72.89%	79.37%
Average	70.62%	95.99%
Max	78.38%	112.28%
Min	63.35%	79.37%

Summary of Contractual Cash Flows and Other Financing
The tables below summarize the maturity of the contractual cash flows of loans and other financing, before ECL, including interest and charges to be accrued until maturity of the contract as of December 31, 2025 and 2024:

Item	As of December 31, 2025

	Matured	Remaining terms to maturity						Total

		Up to 1 month	Over 1 month and up to 3 months	Over 3 months and up to 6 months	Over 6 months and up to 12 months	Over 12 months and up to 24 months	Over 24 months
Non-financial public sector	1,220	59,375,518	26,239,580	37,993,719	50,509,797	85,386,406	47,401,597	306,907,837
Financial sector		82,994,441	5,463,978	47,962,627	11,239,794	11,977,647	4,723,043	164,361,530
Non-financial private sector and foreign residents	182,690,382	3,700,091,598	1,564,945,424	1,928,426,444	2,149,684,416	2,076,187,676	2,862,730,872	14,464,756,812

Total	182,691,602	3,842,461,557	1,596,648,982	2,014,382,790	2,211,434,007	2,173,551,729	2,914,855,512	14,936,026,179

Item	As of December 31, 2024

	Matured	Remaining terms to maturity						Total

		Up to 1 month	Over 1 month and up to 3 months	Over 3 months and up to 6 months	Over 6 months and up to 12 months	Over 12 months and up to 24 months	Over 24 months
Non-financial public sector		6,731,257	16,899,947	17,484,351	42,610,046	45,539,985		129,265,586
Financial sector		82,296,676	230,986	319,790	11,028,493	2,088,618	5,107	95,969,670
Non-financial private sector and foreign residents	44,352,097	2,892,364,871	1,086,501,701	1,264,654,149	1,476,883,878	1,626,302,109	1,746,884,494	10,137,943,299

Total	44,352,097	2,981,392,804	1,103,632,634	1,282,458,290	1,530,522,417	1,673,930,712	1,746,889,601	10,363,178,555

Summary of Contractual Future Cash Flows of Financial Liabilities, Including Interest and Charges to be Accured
Additionally, the tables below disclose the maturity of the contractual future cash flows of the financial liabilities, including interest and charges to be accrued until maturity of the contracts, as of December 31, 2025 and 2024:

Item	As of December 31, 2025
	Remaining terms to maturity						Total
	Up to 1 month	Over 1 month and up to 3 months	Over 3 months and up to 6 months	Over 6 months and up to 12 months	Over 12 months and up to 24 months	Over 24 months
Deposits	12,185,707,098	1,155,952,108	262,833,022	175,416,188	2,976,062	278,605	13,783,163,083
From the non-financial public sector	522,977,661	71,782,898	49,212,293	3,560			643,976,412
From the financial sector	18,619,134						18,619,134
From the non-financial private sector and foreign residents	11,644,110,303	1,084,169,210	213,620,729	175,412,628	2,976,062	278,605	13,120,567,537
Liabilities at fair value through profit or loss	14,716,259						14,716,259
Derivative financial instruments	40,722	15,642	442,365				498,729
Other financial liabilities	1,737,899,973	5,949,922	6,284,513	12,689,884	22,456,545	35,456,766	1,820,737,603
Financing received from the BCRA and other financial institutions	41,842,976	58,823,086	54,878,157	827,472	246,476		156,618,167
Issued corporate bonds			30,709,072	30,709,072	61,418,145	859,854,031	982,690,320
Subordinated corporate bonds			19,289,864	600,047,475			619,337,339

Total	13,980,207,028	1,220,740,758	374,436,993	819,690,091	87,097,228	895,589,402	17,377,761,500

Item	As of December 31, 2024
	Remaining terms to maturity						Total
	Up to 1 month	Over 1 month and up to 3 months	Over 3 months and up to 6 months	Over 6 months and up to 12 months	Over 12 months and up to 24 months	Over 24 months
Deposits	10,424,254,641	487,882,972	132,413,411	85,582,847	195,096	31,497	11,130,360,464
From the non-financial public sector	769,092,715	26,866,230	362,108	56,120,439			852,441,492
From the financial sector	15,815,880						15,815,880
From the non-financial private sector and foreign residents	9,639,346,046	461,016,742	132,051,303	29,462,408	195,096	31,497	10,262,103,092
Liabilities at fair value through profit or loss	9,449,740						9,449,740
Derivative financial instruments	379,012	593,459	548,636	217,445			1,738,552
Repo transactions	25,135,144						25,135,144
Other financial entities	25,135,144						25,135,144
Other financial liabilities	1,309,205,520	3,874,010	4,058,729	6,329,922	12,950,622	33,671,342	1,370,090,145
Financing received from the BCRA and other financial institutions	24,421,976	21,810,120	10,720,010	125,020	241,189	229,388	57,547,703
Issued corporate bonds		125,640	137,234	20,158,973			20,421,847
Subordinated corporate bonds			17,979,877	17,979,877	577,277,750		613,237,504

Total	11,792,846,033	514,286,201	165,857,897	130,394,084	590,664,657	33,932,227	13,227,981,099

Summary of Bank's VaR by type of Risks
As of December 31, 2025 and 2024, the Bank’s economic capital by type of risk is as follows:

Economic capital (EC – in millions)	12/31/2025	12/31/2024
Interest rate risk	397,389	244,874
Currency exchange rate risk	11,113	105,025
Price risk	119,314	38,976

Consumer [member]
Statement [LineItems]
Disclosure of internal credit grades
The following table discloses the risk levels score and rating arising from the Bank’s models:

Category	12/31/2025		12/31/2024
	Weighted PD	% Gross carrying amount	Weighted PD	% Gross carrying amount
Performing	2.14%	93.06%	1.53%	96.83%
High grade	0.77%	78.22%	0.68%	85.76%
Standard grade	4.96%	6.79%	4.56%	6.06%
Sub-standard grade	13.00%	8.05%	12.19%	5.01%
Past due but not impaired	46.40%	4.01%	34.61%	2.05%
Impaired	100.00%	2.93%	100.00%	1.12%

Total		100.00		100.00